Document and Entity Information	0 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 01, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jul. 01, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013